Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Time-charter revenues		$ 3,671		$ 7,302
Pool management fees and commissions	$ (2,468)	(979)	$ (4,860)	(2,081)
Commercial management fees	(239)	(326)	(442)	(579)
Vessel operating expenses	(26,201)	(23,585)	(48,642)	(46,379)
Strategic and administrative service fees	(1,777)	(2,466)	(3,719)	(4,935)
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ (1,656)	$ (1,443)	$ (3,156)	$ (2,841)